Related Party Transactions (Details)																				2 Months Ended	12 Months Ended			24 Months Ended
	May 01, 2026 USD ($)	Nov. 20, 2025 USD ($) shares	Jul. 01, 2025 USD ($)	May 01, 2025 USD ($)	Apr. 30, 2025 USD ($)	Apr. 01, 2025 USD ($) shares	Sep. 01, 2024 USD ($)	Aug. 09, 2024 USD ($) shares	Jul. 01, 2024 USD ($)	May 01, 2024 USD ($)	Sep. 01, 2023 USD ($)	Jul. 01, 2023 USD ($)	May 01, 2023 USD ($)	Mar. 01, 2023 USD ($)	Sep. 01, 2022 USD ($)	Jul. 01, 2022 USD ($)	May 01, 2022 USD ($)	Oct. 01, 2021 USD ($)	Oct. 01, 2020 USD ($)	Sep. 19, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 31, 2026 USD ($)	Aug. 31, 2026 CNY (¥)
Related Party Transactions [Line items]
Rental expense				$ 6,983																	$ 11,984	$ 10,475	$ 21,787
Purchase price																					4,526,106
General and administrative expenses																					2,676,885	4,703,443	8,960,523
Chief Executive Officer [Member]
Related Party Transactions [Line items]
Total payment																			$ 24,050
Rent payment	$ 6,983				$ 7,026					$ 39,657			$ 39,144				$ 35,120	$ 14,690
Rental expense																					30,842	63,688	63,932
Proceeds from Loans																				$ 130,885
Repayment amount																					124,780
Beijing [Member]
Related Party Transactions [Line items]
Rent payment							$ 1,756				$ 1,743			$ 12,621	$ 13,355
Related Party [Member]
Related Party Transactions [Line items]
Due to related parties																					52,024	6,126
Zhixin Liu [Member]
Related Party Transactions [Line items]
Purchase price								$ 837,743
Granted shares (in Shares) | shares								398,925
Mr. Fu Liu [Member]
Related Party Transactions [Line items]
Purchase price		$ 704,225				$ 83,485
Granted shares (in Shares) | shares		533,504				369,403		398,925
Mr. Fu Liu [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line items]
Purchase price								$ 837,743
Ms. Zhixin Liu [Member]
Related Party Transactions [Line items]
Granted shares (in Shares) | shares		842,936
Ms. Zhixin Liu [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line items]
Purchase price		$ 1,112,676
Shuhai Jingwei [Member]
Related Party Transactions [Line items]
Rental value																								$ 1,285	¥ 9,000
General and administrative expenses																								$ 15,421	¥ 108,000
Office Equipment [Member]
Related Party Transactions [Line items]
Rental expense																					$ 6,983	$ 6,983	$ 39,657
Car One [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line items]
Rent payment			$ 2,525						$ 2,524			$ 2,491				$ 2,636
Car Two [Member] | Chief Executive Officer [Member]
Related Party Transactions [Line items]
Rent payment									$ 2,804			$ 2,768				$ 2,876